Offerings	Jun. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Senior Notes due 2031
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 649,389,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,421.46
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended and relates to the Registration Statement on Form S-3 (No. 333-280584) filed by GE HealthCare Technologies Inc. on June 28, 2024.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2035
Amount Registered | shares	850,000,000
Maximum Aggregate Offering Price	$ 849,991,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 130,133.70
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended and relates to the Registration Statement on Form S-3 (No. 333-280584) filed by GE HealthCare Technologies Inc. on June 28, 2024.